Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Intangible Assets, Net [Line Items]
Less: Accumulated amortization	¥ (3,374,551)		¥ (2,881,629)
Intangible asset, net	46,252,522	$ 6,461,113	46,745,444
Land use right [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible asset, gross	49,292,208		49,292,208
Franchise right [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible asset, gross	¥ 334,865		¥ 334,865